Other Expenses (Restructuring Charges) (Details) - Other expenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Charges
Balance at January 1,	$ 22	$ 37	$ 46
Restructuring charges	1	64	91
Cash payments	(21)	(79)	(100)
Balance at December 31,	2	22	37
Total restructuring charges incurred since inception of initiative	430	429	365
Severance
Restructuring Charges
Balance at January 1,	18	31	40
Restructuring charges	0	60	83
Cash payments	(17)	(73)	(92)
Balance at December 31,	1	18	31
Total restructuring charges incurred since inception of initiative	383	383	323
Lease and Asset Impairment
Restructuring Charges
Balance at January 1,	4	6	6
Restructuring charges	1	4	8
Cash payments	(4)	(6)	(8)
Balance at December 31,	1	4	6
Total restructuring charges incurred since inception of initiative	47	$ 46	$ 42
Unit Cost Initiative
Restructuring Charges
Restructuring charges	$ 35